Convertible Preferred Stock (Details)			3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 29, 2025 shares	Feb. 14, 2025 $ / shares shares	May 27, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 shares
Convertible Preferred Stock
Shares issued (in shares)	100
HZO, Inc. and Subsidiaries
Convertible Preferred Stock
Proceeds received from the sale of these shares, net of costs | $			$ 9,400,000		$ 9,371,736	$ 9,370,020
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.00049
Designated Shares				49,086,791,753		49,086,791,753	4,367,599,785
Outstanding Shares				28,014,564,020		28,014,564,020	4,119,991,396
Declared and unpaid dividends | $				$ 0		$ 0
Threshold percentage of change in control for redemption				50.00%		50.00%
HZO, Inc. and Subsidiaries | 2024 Notes
Convertible Preferred Stock
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.00049
HZO, Inc. and Subsidiaries | Series 2
Convertible Preferred Stock
Shares issued (in shares)			10,932,485,432
Designated Shares				17,391,304,345		17,391,304,345
Outstanding Shares				10,932,485,432		10,932,485,432
Original Issue Price ("OIP") | $ / shares			$ 0.00069	$ 0.00069		$ 0.00069
Liquidation Multiple on OIP				2		2
Liquidation Preference | $				$ 15,086,830		$ 15,086,830
Conversion ratio				1		1
HZO, Inc. and Subsidiaries | Series 2-A
Convertible Preferred Stock
Shares issued (in shares)			3,026,640,546
Designated Shares				17,391,304,345		17,391,304,345
Outstanding Shares				3,026,640,546		3,026,640,546
Original Issue Price ("OIP") | $ / shares			$ 0.00069	$ 0.00069		$ 0.00069
Liquidation Multiple on OIP				2		2
Liquidation Preference | $				$ 4,176,764		$ 4,176,764
Conversion ratio				1		1
HZO, Inc. and Subsidiaries | Series 2-B
Convertible Preferred Stock
Designated Shares				6,027,707,347		6,027,707,347
Outstanding Shares				6,027,707,347		6,027,707,347
Original Issue Price ("OIP") | $ / shares				$ 0.00049		$ 0.00049
Liquidation Multiple on OIP				2		2
Liquidation Preference | $				$ 5,907,153		$ 5,907,153
Conversion ratio				1		1
HZO, Inc. and Subsidiaries | Series 2-B | 2024 Notes
Convertible Preferred Stock
Number of shares issued upon conversion of notes		6,027,707,347	6,027,707,347
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.00049	$ 0.00049
HZO, Inc. and Subsidiaries | Series 2-C
Convertible Preferred Stock
Designated Shares				4,059,267,542		4,059,267,542
Outstanding Shares				4,059,267,542		4,059,267,542
Original Issue Price ("OIP") | $ / shares				$ 0.00049		$ 0.00049
Liquidation Multiple on OIP				4		4
Liquidation Preference | $				$ 7,956,164		$ 7,956,164
Conversion ratio						2
HZO, Inc. and Subsidiaries | Series 2-C | 2024 Notes
Convertible Preferred Stock
Number of shares issued upon conversion of notes		4,059,267,542	4,059,267,542
Original Issue Price ("OIP") | $ / shares			$ 0.00049
HZO, Inc. and Subsidiaries | Series 1
Convertible Preferred Stock
Designated Shares				820,703,632		820,703,632
Outstanding Shares				710,802,353		710,802,353
Original Issue Price ("OIP") | $ / shares				$ 0.02168		$ 0.02168
Liquidation Multiple on OIP				1.5		1.5
Liquidation Preference | $				$ 23,115,293		$ 23,115,293
Conversion ratio				1		1
HZO, Inc. and Subsidiaries | Series 1-A
Convertible Preferred Stock
Designated Shares				3,396,504,542		3,396,504,542
Outstanding Shares				3,257,660,800		3,257,660,800
Original Issue Price ("OIP") | $ / shares				$ 0.00826		$ 0.00826
Liquidation Multiple on OIP				1.5		1.5
Liquidation Preference | $				$ 40,362,417		$ 40,362,417
Conversion ratio				1		1